Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 127,149	$ 130,023	$ 142,742
Other comprehensive income, net of tax:
Net unrealized holding gains (losses) on securities available for sale arising during period (tax effects of $35,960, $(11,300), and $29,863)	66,782	(20,985)	55,460
Reclassification adjustment for gains on securities available for sale included in net income (tax effects of $(6,050), $(11,623), and $(4,185))	(11,235)	(21,586)	(7,771)
Reclassification adjustment for impairment charges on available for sale securities included in net income (tax effects of $342, $2,946, and $0)	635	5,470
Comprehensive income	$ 183,331	$ 92,922	$ 190,431